Note 1. Operations and Summary of Significant Accounting Policies: Property and Equipment, Policy (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Depreciation	$ 225,613	$ 179,743